Unaudited Interim Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Cash flows from operating activities:
Net loss	$ (17,872)	$ (3,119)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	8,274	7,735
Impairment loss	6,878	0
Amortization of deferred dry-docking costs	515	649
Amortization and write-off of deferred finance charges	728	383
Amortization of convertible promissory note beneficial conversion feature	3,334	1,330
Stock based compensation	1,217	662
Gain on debt refinancing	0	(11,392)
Changes in operating assets and liabilities:
Accounts receivable trade, net	108	231
Adoption of revenue recognition accounting policy adjustment	(1,301)	0
Inventories	(3,455)	(152)
Other current assets	(342)	570
Deferred voyage expenses	(1,954)	(199)
Deferred charges - non-current	(142)	0
Other non-current assets	1	5
Trade accounts and other payables	6,374	161
Accrued liabilities	(994)	657
Deferred revenue	(1,587)	4
Net cash used in operating activities	(218)	(2,475)
Cash flows from investing activities:
Vessels acquisitions and improvements	(2,937)	(32,756)
Other fixed assets, net	(558)	0
Net cash used in investing activities	(3,495)	(32,756)
Cash flows from financing activities:
Net proceeds from issuance of common stock and warrants	0	2,713
Proceeds from long term debt and financial liability	43,050	34,500
Proceeds from convertible promissory notes	0	9,000
Proceeds from related party debt	2,000	16,200
Repayments of long term debt	(46,516)	(31,631)
Payments of financing costs	(618)	(561)
Net cash (used in) / provided by financing activities	(2,084)	30,221
Net decrease in cash and cash equivalents and restricted cash	(5,797)	(5,010)
Cash and cash equivalents and restricted cash at beginning of period	11,039	15,908
Cash and cash equivalents and restricted cash at end of period	5,242	10,898
Cash paid during the period for:
Interest	13,962	10,330
Deposit - other financial liabilities	1,325	0
Noncash financing activities:
Conversion of related party debt into convertible promissory note	$ 0	$ (4,570)